Income taxes (Unrecognized tax benefit and LAT) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized tax benefit
Balance at January 1	$ 16,313,513	$ 8,842,239	$ 13,824,326
Additions for tax positions of current year	6,400,006	16,313,513	0
Movement in current year due to foreign exchange rate fluctuation	(79,978)	0	33,871
Reductions for tax positions of prior years	(4,125,703)	0	(5,015,958)
Lapse of stature of limitations	(4,502,834)	(8,842,239)
Balance at December 31	14,005,004	16,313,513	8,842,239
Unrecognized tax benefits if ultimately recognized, will impact the effective tax rate	14,669,568	8,582,351
Zhengzhou Modern City [Member]
Income Tax [Line Items]
Estimated amount of tax contingency	16,200,000
LAT [Member]
Income Tax [Line Items]
Tax liability	$ 16,200,000
Minimum [Member]
Income Tax [Line Items]
LAT Progressive Rate	30.00%
Minimum [Member] | LAT [Member]
Income Tax [Line Items]
Local tax levy rate	0.80%
Maximum [Member]
Income Tax [Line Items]
LAT Progressive Rate	60.00%
Maximum [Member] | LAT [Member]
Income Tax [Line Items]
Local tax levy rate	1.00%